Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Cash flows from operating activities:
Income (loss) for the year	$ (2,954)	$ (763)		$ 3,630
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities (a)	2,104	(145)		(4,446)
Net cash used in operating activities	(850)	(908)		(816)
Cash flows from investing activities:
Proceeds from selling of marketable securities				204
Investment in short-term bank deposit				(6,300)
Repayment of short-term bank deposit		2,020		6,800
Interest from bank deposit	33	93		74
Purchase of fixed assets	(1)	(2)
Net cash from investing activities	32	2,111		778
Increase (decrease) in cash and cash equivalents	(818)	1,203		(38)
Gains (losses) from exchange rate differences on cash and cash equivalents	(6)	(3)		4
Cash and cash equivalents at beginning of year	4,455	3,255		3,289
Cash and cash equivalents at end of year	3,631	4,455		3,255
Income and expenses not involving operating cash flows:
Depreciation	1		[1]
Revaluation of marketable securities - InterCure Ltd	(138)	574		(2,753)
Revaluation of warrants to purchase ADS’s	2,172	(584)		(1,618)
Share-based payment transactions to employees and non-employees	51	5		24
Losses (gains) from exchange rate differences on cash and cash equivalents	6	3		(4)
Interest income	(33)	(93)		(87)
Net income and expenses not involving cash flows	2,059	(95)		(4,438)
Decrease (increase) in prepaid expenses	23	(29)		39
Increase (decrease) in accounts payable	22	(21)		(47)
Net operating asset and liability	45	(50)		(8)
Net cash provided by (used in) operating activities	$ 2,104	$ (145)		$ (4,446)

[1]	Represents amount less than $1 thousand